43 West 43rd Street

New York, NY 10036

www.clappkelner.com

June 26, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	EntrepreneurShares Series Trust Post Effective Amendment No. 14 and Amendment No. 17 to Registration Statement on Form N-1A (File Nos. 333-168040 and 811-22436)

Ladies and Gentlemen:

On behalf of our client, EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), a Post-Effective Amendment No. 14 and, under the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A. This filing is made for the purpose of responding to the second round of SEC Staff comments on the new series of the Trust: the Entrepreneur US Large Cap Fund and requesting effectiveness thereof.

Please contact the undersigned at (978) 831-3190 with any questions or comments. Thank you.

Respectfully,

/s/ Stowell R. R. Kelner